Net gain (loss) on financial instruments designated at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Net gain (loss) on financial instruments designated at fair value through profit or loss	₩ 198,239	₩ (846,046)	₩ (26,643)
Financial assets designated at fair value through profit or loss
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Gain (loss) on sale of equity securities	0	0	(4,737)
Gain (loss) on valuation Borrowings	0	0	0
Loss on disposal and redemption of Borrowings	0	0	0
Net gain (loss) on financial instruments designated at fair value through profit or loss	0	0	(4,737)
Financial liabilities designated at fair value through profit or loss
Net gain (loss) on financial instruments designated at fair value through profit or loss [Line Items]
Gain (loss) on sale of equity securities	0	0	0
Gain (loss) on valuation Borrowings	241,066	(33,871)	382,667
Loss on disposal and redemption of Borrowings	(42,827)	(812,175)	(404,573)
Net gain (loss) on financial instruments designated at fair value through profit or loss	₩ 198,239	₩ (846,046)	₩ (21,906)